Report of Independent Registered Public Accounting Firm

To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of each of the funds listed in Appendix A

In planning and performing our audits of the financial statements of the funds listed in Appendix A (twenty-five of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2026 and for the periods indicated in Appendix A, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the fund’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and their operations, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of February 28, 2026.

This report is intended solely for the information and use of the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2026

PricewaterhouseCoopers LLP, 300 Madison Avenue,
New York, New York, 10017
646 471 3000

www.pwc.com

Appendix A

JPMorgan 100% U.S. Treasury Securities Money Market ETF	For the period December 10, 2025 (commencement of operations) through February 28, 2026
JPMorgan Active Bond ETF	For the period ended February 28, 2026
JPMorgan Active High Yield ETF	For the period June 24, 2025 (commencement of operations) through February 28, 2026
JPMorgan BetaBuilders MSCI US REIT ETF	For the period ended February 28, 2026
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	For the period ended February 28, 2026
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	For the period ended February 28, 2026
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	For the period ended February 28, 2026
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	For the period ended February 28, 2026
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	For the period ended February 28, 2026
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	For the period ended February 28, 2026
JPMorgan Core Plus Bond ETF	For the period ended February 28, 2026
JPMorgan Flexible Debt ETF	For the period ended February 28, 2026
JPMorgan High Yield Municipal ETF	For the period ended February 28, 2026
JPMorgan Income ETF	For the period ended February 28, 2026
JPMorgan Inflation Managed Bond ETF	For the period ended February 28, 2026
JPMorgan International Bond Opportunities ETF	For the period ended February 28, 2026
JPMorgan Limited Duration Bond ETF	For the period ended February 28, 2026
JPMorgan Mortgage-Backed Securities ETF	For the period ended February 28, 2026
JPMorgan Municipal ETF	For the period ended February 28, 2026
JPMorgan Realty Income ETF	For the period ended February 28, 2026
JPMorgan Short Duration Core Plus ETF	For the period ended February 28, 2026
JPMorgan Sustainable Municipal Income ETF	For the period ended February 28, 2026
JPMorgan Ultra-Short Income ETF	For the period ended February 28, 2026
JPMorgan Ultra-Short Municipal Income ETF	For the period ended February 28, 2026
JPMorgan USD Emerging Markets Sovereign Bond ETF	For the period ended February 28, 2026

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